DETAIL OF SELECTED BALANCE SHEET ACCOUNTS	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DETAIL OF SELECTED BALANCE SHEET ACCOUNTS
DETAIL OF SELECTED BALANCE SHEET ACCOUNTS

Accounts Receivable

Accounts receivable is comprised of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Accounts receivable	$73,584	$41,182
Less allowance for doubtful accounts	—	(254)
Accounts receivable, net	$73,584	$40,928

Changes in the allowance for doubtful accounts during the years ended December 31, 2014 and 2013 were as follows:

	Years Ended December 31,
	2014	2013
Beginning balance	$(254)	$—
Charges to expense	—	254
Write-offs	254	—
Ending balance	$—	$(254)

Prepaid Expenses

Prepaid expenses at December 31, 2014 and 2013 include the following:

	December 31,
	2014	2013
Prepaid taxes	$13,244	$1,130
Advances to suppliers	1,723	2,442
Deposits	868	355
Other	1,202	692
Total prepaid expenses	$17,037	$4,619

Property and Equipment

Property and equipment is comprised of the following at December 31, 2014 and 2013:

		December 31,
	Estimated Useful Life	2014	2013
Field operating equipment	3 – 10 years	$100,379	$85,990
Vehicles	3 – 5 years	15,851	3,550
Leasehold improvements	2 – 5 years	498	455
Software	3 – 5 years	2,672	1,122
Computer equipment	3 – 5 years	2,808	4,358
Office equipment	3 – 5 years	1,000	968
		123,208	96,443
Less: accumulated depreciation and amortization		(46,112)	(31,871)
Property and equipment, net		$77,096	$64,572

Total depreciation and amortization expense for the years ended December 31, 2014 and 2013 was $16,379 and $16,096, respectively, of which $15,205 and $14,843, respectively, was recorded in cost of services and $1,174 and $1,253, respectively, was recorded in selling, general and administrative expense.

Goodwill

Changes in the carrying value of goodwill during the years ended December 31, 2014 and 2013 were as follows:

Balance at December 31, 2012	$2,306
Foreign currency translation adjustment	(156)
Balance at December 31, 2013	2,150
Foreign currency translation adjustment	(173)
Balance at December 31, 2014	$1,977

There have been no goodwill impairment charges since the 2011 Datum Exploration Ltd. acquisition was initially recorded.

Intangible Assets

Changes in the carrying value of intangible assets and related accumulated amortization during the years ended December 31, 2014 and 2013 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Balance at December 31, 2012	$1,684	$(206)	$1,478
Amortization expense	—	(121)	(121)
Foreign currency translation adjustment	(97)	—	(97)
Balance at December 31, 2013	1,587	(327)	1,260
Amortization expense	—	(114)	(114)
Foreign currency translation adjustment	(96)	—	(96)
Balance at December 31, 2014	$1,491	$(441)	$1,050

Intangible assets consist of customer relationships recorded in connection with the 2011 Datum Exploration Ltd. acquisition. The weighted average useful life of customer relationships at December 31, 2014 and 2013 was 13 years.

Future amortization expense is as follows:

2015	$109
2016	109
2017	109
2018	109
2019	109
Thereafter	505
Total	$1,050

Deferred Loan Issuance Costs

Changes in deferred loan issuance costs and related accumulated amortization during the years ended December 31, 2014 and 2013 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Balance at December 31, 2012	$9,279	$(213)	$9,066
Additional 2012 Credit Agreement loan issuance costs	2,750	—	2,750
Amortization expense	—	(2,701)	(2,701)
Balance at December 31, 2013	12,029	(2,914)	9,115
Write-off of 2012 Credit Agreement deferred loan issuance costs due to repayment and termination of agreement	(12,029)	4,421	(7,608)
Senior secured notes loan issuance costs	6,691	—	6,691
Revolving credit agreement loan issuance costs	852	—	852
Amortization expense	—	(2,224)	(2,224)
Balance at December 31, 2014	$7,543	$(717)	$6,826

The Corporation issued the senior secured notes in July 2014 and used a portion of the proceeds to repay the 2012 credit agreement prior to maturity. Upon repayment of the 2012 credit agreement, the balance of deferred loan issuance costs was charged to loss on early extinguishment of debt in the statement of operations for the year ended December 31, 2014. Loan issuance costs incurred for the senior secured notes and revolving credit agreement signed in November 2014 were capitalized during the year ended December 31, 2014 and will be amortized over 5 years and 3 years, respectively.